Employee Benefit Plan, Summary of Accounting Policy (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Use of Estimates	The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires the Plan's management to use estimates and assumptions that affect the accompanying financial statements and disclosures. Actual results could differ from these estimates and assumptions.
Basis of Accounting	The accompanying financial statements have been prepared on the accrual basis of accounting.
Investment Valuation and Income Recognition
Investments are reported at fair value. See Note 3 – Fair Value Measurements for further information on the fair value of the Plan’s investments. The Plan’s Investment Management Committee determines the Plan’s valuation policies utilizing information provided by the investment advisers and custodians.
Net appreciation in fair value of investments included in the accompanying Statement of Changes in Net Assets Available for Benefits includes realized gains or losses from the sale of investments and unrealized appreciation or depreciation in the fair value of investments. The net realized gains or losses on the sale of investments represent the difference between the sale proceeds and the cost of the investment. Net unrealized appreciation or depreciation in the fair value of investments represents the net change in the fair value of the investments held during the year.
Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on the accrual basis, and dividends are recorded on the ex-dividend date.

Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent participant notes are reclassified as distributions in accordance with the terms of the Plan document. Notes receivable from participants have been classified as an investment asset for Form 5500 reporting purposes and, accordingly, have been included as an investment in the supplemental schedule, Schedule H, Line 4i – Schedule of Assets (Held at End of Year).

Payment of Benefits	Benefit payments are recorded when paid.
Risks and Uncertainties
The Plan invests in various investment securities, including mutual funds, common/collective trusts, and employer common stock. Investments, in general, are subject to various risks, including credit, interest, and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in values of investment securities will occur in the near term, and such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.